Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Class A – Public shares [Member]
Numerator:
Allocation of net income (loss)		$ 2,442,635	$ 0
Denominator:
Basic weighted average number of ordinary shares outstanding		14,215,890	0
Diluted weighted average number of ordinary shares outstanding		14,215,890	0
Basic net income (loss) per ordinary share		$ 0.17	$ 0
Diluted net income (loss) per ordinary share		$ 0.17	$ 0
Class A – Private placement shares [Member]
Numerator:
Allocation of net income (loss)		$ 51,331	$ 0
Denominator:
Basic weighted average number of ordinary shares outstanding		298,740	0
Diluted weighted average number of ordinary shares outstanding		298,740	0
Basic net income (loss) per ordinary share		$ 0.17	$ 0
Diluted net income (loss) per ordinary share		$ 0.17	$ 0
Class B – Ordinary shares [Member]
Numerator:
Allocation of net income (loss)		$ 1,110,596	$ (61,126)
Denominator:
Basic weighted average number of ordinary shares outstanding	[1]	6,463,562	6,000,000	[2]
Diluted weighted average number of ordinary shares outstanding		6,463,562	6,000,000
Basic net income (loss) per ordinary share		$ 0.17	$ (0.01)
Diluted net income (loss) per ordinary share		$ 0.17	$ (0.01)

[1]	Both periods exclude up to 900,000 Class B ordinary shares subject to surrender if the over-allotment option is not exercised in full or in part by the underwriter. As a result of the full exercise of the underwriter’s over-allotment option on June 27, 2025, the 900,000 Class B ordinary shares are no longer subject to surrender. Also, the number of shares for both periods has been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 750,000 and 1,150,000 Class B ordinary shares on June 15, 2025 and June 25, 2025, respectively (See Note 7).
[2]	This number has been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 9,375,000 Class B ordinary shares on June 6, 2024 (See Note 7).